SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Reconciliation of Computation for Basic and Diluted EPS

The following is a reconciliation of the computation for basic and diluted EPS:

	Six Months Ended
	June 30,	June 30,
	2015	2014

Net loss	$(6,696,333)	$(1,078,536)

Weighted-average common shares outstanding (Basic)	275,215,740	95,051,967

Weighted-average common shares
Equivalent
Stock options	200,000	200,000
Warrants	1,540,625	1,540,625

Weighted-average common shares outstanding (Diluted)	276,956,365	97,098,847

The following is a reconciliation of the computation for basic and diluted EPS:

	Year Ended
	December 31,	December 31,
	2014	2013

Net loss	$(3,059,815)	$(2,937,475)

Weighted-average common shares
outstanding (Basic)	96,010,164	90,057,890

Weighted-average common shares
Equivalent
Stock options	200,000	1,333,000
Warrants	1,540,625	-

Weighted-average common shares
outstanding (Diluted)	97,750,789	91,390,890

Schedule of Assumptions Used

For the binomial lattice options pricing model, the Company used the following assumptions and weighted average fair value ranges as at the transaction date, April 28, 2014, and for the period ended June 30, 2015:

Convertible Notes:	April 28, 2014	June 30, 2015
Risk free interest rate	0.0577%	0.04%
Dividend yield	N/A	N/A
Volatility	86.31%	225.00%

Warrants:	April 28, 2014	June 30, 2015
Risk free interest rate	0.144%	0.04%
Dividend yield	N/A	N/A
Volatility	97.33%	225.00%

For the binomial lattice options pricing model, the Company used the following assumptions and weighted average fair value ranges as at the transaction date, April 28, 2014, and for the period ended December 31, 2014:

Convertible Notes:	April 28, 2014	December 31, 2014

Risk free interest rate	.0577%	N/A
Dividend yield	N/A	N/A
Volatility	86.31%	N/A

Warrants	April 28, 2014	December 31, 2014

Risk free interest rate	.1442%	..0400%
Dividend yield	N/A	N/A
Volatility	97.33%	175.00%